PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, right-of-use assets	$ 13,220	$ 12,269
Florence Copper project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Development costs capitalzed	226,548	287,524
Borrowing costs capitalized	29,759	23,060
Gibraltar Mines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation on non-cash additions of mining assets	$ 12,645	$ 5,784